Combined statements of financial position - MXN ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents and restricted cash	$ 146,369,734	$ 240,754,805
Trade receivables	16,831,611	0
VAT receivable	242,079,862	228,769,530
Other receivables	28,341,695	25,406,466
Due from related parties	143,549,146	0
Prepayments	18,792,796	22,900,399
Inventories	1,415,594	1,912,518
Total current assets	597,380,438	519,743,718
Property, construction in process and equipment	17,420,027,969	16,882,483,829
Investment property	1,100,491,490	1,187,089,926
Prepayments	0	20,200,000
Right-of-use assets	217,037,091	591,039
Financial derivative instruments	116,923,727	192,791,990
Guarantee deposits	21,480,804	0
Other assets	1	1
Total non-current assets	18,875,961,083	18,283,156,785
Total assets	19,473,341,521	18,802,900,503
Current Liabilities:
Current installments of long-term debt	2,039,355,678	3,795,787,027
Trade accounts payable and accumulated expenses	399,163,421	124,585,497
Advance customers	8,263,469	0
Due to related parties	133,002,659	68,343,487
Lease liabilities	30,006,807	387,617
Income tax payable	12,135,180	18,744,910
Employees' statutory profit sharing	2,241,724	2,140,642
Contributions for future net assets	3,500,000	59,439,020
Total current liabilities	2,627,668,938	4,069,428,200
Non-current Liabilities:
Long-term debt, excluding current installments	4,643,317,136	1,767,387,977
Due to related parties, excluding current portion	87,302,929	206,145,860
Lease liabilities, excluding current portion	177,954,726	236,572
Employee benefits	8,766,021	6,654,318
Other liabilities	62,504,424	0
Deferred tax liabilities	4,031,599,864	4,353,712,591
Total non-current liabilities	9,011,445,100	6,334,137,319
Total liabilities	11,639,114,038	10,403,565,518
Net assets
Net parent investment	902,611,512	902,611,512
Accumulated deficit	(1,181,044,835)	(1,238,837,756)
Other comprehensive income	8,112,660,806	8,735,561,229
Total Net assets	7,834,227,483	8,399,334,985
Total Liabilities and Net assets	$ 19,473,341,521	$ 18,802,900,503